Leases - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2023	Sep. 25, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Remaining Lease Term			12 years 3 months
Lessee, Operating Lease, Term of Contract			12 years 3 months
Operating cash flows for operating leases			$ 250,900
Rent expense	$ 7,820
LIONS GATE ENTERTAINMENT CORP [Member]
Lessee, Lease, Description [Line Items]
Operating cash flows for operating leases			$ 55,500	$ 42,300		$ 57,000
Entertainment One Film And Television Business [Member]
Lessee, Lease, Description [Line Items]
Operating cash flows for operating leases	$ 7,043	$ 7,697			$ 10,100		$ 10,479
Rent expense		$ 10,335			$ 13,679		$ 15,303
Maximum
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Option to Extend			12
Maximum | LIONS GATE ENTERTAINMENT CORP [Member]
Lessee, Lease, Description [Line Items]
Leases, remaining lease term			12 years 3 months
Maximum | Entertainment One Film And Television Business [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	7 years				7 years
Minimum
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Option to Extend			10
Minimum | Entertainment One Film And Television Business [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	1 year				1 year
Studio Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Lessee, Lease, Description [Line Items]
Lease not yet commenced, total minimum lease payments			$ 250,900
Studio Facility | Maximum | LIONS GATE ENTERTAINMENT CORP [Member]
Lessee, Lease, Description [Line Items]
Lease not yet commenced, term (in years)			12 years 3 months
Lease not yet commenced, renewal term (in years)			12 years
Studio Facility | Minimum | LIONS GATE ENTERTAINMENT CORP [Member]
Lessee, Lease, Description [Line Items]
Lease not yet commenced, renewal term (in years)			10 years